Note 4 - Mortgage Note Receivable - Scheduled Debt Principal Collections on Mortgage Note Receivable (Details) - USD ($)	Dec. 31, 2018	Jan. 21, 2016
2019	$ 37,439
2020	39,061
2021	40,754
2022	42,520
2023	7,339
Thereafter
	$ 167,113	$ 265,000